Segment and geographic information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment and geographic information

Note 12 — Segment and geographic information

In accordance with ASC 280, Segment Reporting, the Company has determined it has one operating segment and one reportable segment. The chief operating decision maker assesses the Company’s performance and allocates resources based on the Company’s consolidated financial information. The Company’s business activities have similar economic characteristics and are similar in all of the following areas: the nature of services, the type or class of customer for which they provide their services, and the methods used to provide their services.

Most of the Company’s revenues are generated within the United States.

Long-lived assets include property and equipment, net of accumulated depreciation and amortization and is summarized as follows (in thousands):

	As of December 31,
Long-lived assets, net of accumulated depreciation and amortization	2020	2019
	(in thousands)
United States	$712	$885
Russia	1,023	1,386
Ukraine*	1,340	773
Poland	528	577
Serbia	492	403
Total	$4,095	$4,024

*     Includes Daxx.